CHANGE IN METHOD OF CONSOLIDATION OF SUBSIDIARY	12 Months Ended
Mar. 31, 2012
CHANGE IN METHOD OF CONSOLIDATION OF SUBSIDIARY [Text Block]

NOTE 18 – CHANGE IN METHOD OF CONSOLIDATION OF SUBSIDIARY

Initially, Raft River Energy I LLC (“RREI”) was a wholly owned subsidiary of the Company and was recorded as a fully consolidated subsidiary into the Company’s financial statements. In 2006, Raft River I Holdings (“Holdings”), a subsidiary of the Goldman Sachs Group, acquired an equity interest by providing a significant capital investment in RREI under a tax equity structure. Subsequent accounting activity of RREI was reflected under the equity method on the Company’s consolidated financial statements.

Based on management’s annual review of the conditions and circumstances surrounding the relationship between the Company and Holdings, it was determined that the Company would no longer use the equity method to reflect the Company’s interest in RREI as of April 1, 2011. The Company will now fully consolidate RREI’s assets, liabilities and operations and recognize a non-controlling interest. When making this determination, Management analyzed whether control had shifted to the Company for accounting purposes, and noted that participation by Holdings is passive. The Board of Managers does not hold regular meetings, does not formally approve the annual operating budgets, and Holdings declines to contribute additional funds even when benefits can be shown. The Company has possession of and operates the facility, makes all day-to-day operating decisions, and contributes additional required capital repair funding as needed. Active participation in the operations of RREI is a primary role of the Company’s operating staff. The most critical point that has changed is the economics of the project due to the zero balance in the Raft River Holding’s tax capital account. Tax deductions associated with an additional $12.1 million equity contribution from the Company accelerated the exhaustion of the Holdings tax capital account to zero sooner than originally anticipated. The Company will be allocated 100% of the tax deductions and operating losses for the tax year 2011 and subsequent years. Since the current structure of RREI was established to allocate significant tax benefits to Holdings, the exhaustion of the Holdings tax capital account to zero demonstrates that the majority of the tax benefits have been monetized. Holdings no longer has any tax capital at risk. The Company is the only partner with tax capital at risk, so future operating decisions will primarily impact the Company.

The impact on the Company’s consolidated balance sheet and income statement of consolidating RREI is summarized as follows:

	U.S. Geothermal,		U.S. Geothermal
	Inc. at March 31,	Consolidation of	Inc. at April 1,
	2011	RREI	2011

ASSETS:
Current Assets:
Cash and cash equivalents	$8,098,905	$592,330	$8,691,235
Other current assets	1,624,101	517,970	2,142,071
	9,723,006	1,110,300	10,833,306

Property and equipment, net of accumulated depreciation	40,295,117	45,435,397	85,730,514
Intangible assets, net of accumulated amortization	16,957,708	-	16,957,708
Investment in RREI	17,968,651	(17,968,651)	-
Other long-term assets	378,486	-	378,486
	$85,322,968	$28,577,046	$113,900,014

LIABILITIES:
Current liabilities	$1,185,637	$567,264	$1,752,901
Long-term assets	18,326,802	-	18,326,802
Total liabilities	19,512,439	567,264	20,079,703

EQUITY:
U.S. Geothermal Inc.	65,169,562	-	65,169,562
Non-controlling interest	640,967	28,009,782	28,650,749
	$85,322,968	$28,577,046	$113,900,014

The following information provides comparable consolidated information for the period prior to the change in control:

	U.S. Geothermal,		Restated U.S.
	Inc. for the Year		Geothermal Inc. for
	Ended March 31,	Consolidation of	the Year Ended
	2011	RREI	March 31, 2011
Plant Operations:
Energy sales	$2,438,471	$3,837,278	$6,275,749
Energy credit sales	79,569	433,598	513,167
Land, water and mineral	196,893	(196,893)	-
Management fees	250,000	(250,000)	-
Gain from investment	288,612	(288,612)	-
Plant production expenses	(1,630,316)	(2,697,331)	(4,327,647)
Net loss from plant operations	1,623,229	838,040	2,461,269

Operating Expenses:
Corporate administration	740,560	-	740,560
Professional & management fees	1,128,993	-	1,128,993
Salaries and wages	1,084,385	-	1,084,385
Stock based compensation	1,066,565	-	1,066,565
Travel and promotion	378,528	-	378,528
Other plant expenses	1,129,993	2,183,771	3,313,764
Other operating expenses	133,555	-	133,555
Total Operating Expenses	5,662,579	2,183,771	7,846,350

Loss from Operations	(4,039,350)	(1,345,731)	(5,385,081)

Other Income	67,014	-	67,014

Net Loss	(3,972,336)	(1,345,731)	(5,318,067)

Net loss attributable to non- controlling interest	17,920	1,345,731	1,363,651

Net loss attributable to U.S. Geothermal Inc.	(3,954,416)	-	(3,954,416)

Other comprehensive Income	(27,703)	-	(27,703)

Comprehensive Loss attributable to U.S. Geothermal Inc.	$(3,982,119)	$-	$(3,982,119)

As the Company is presenting the income statement effective for the year ending March 31, 2012 retroactive to April 1, 2011, the quarterly income statement data is being provided in this footnote to clearly reflect the effects of consolidation from previous equity method presentation.

The following summary information presents the quarterly information as if reported under the current consolidation method

	For the Quarter Ended,
	Restated	Original	Restated	Original	Restated	Original
	12/31/2011	12/31/2011	9/30/2011	9/30/2011	6/30/2011	6/30/2011

Net loss from Plant Operations	$(100,363)	$-	$421,852	$-	$(1,110,296)	$-

Operating Revenues	-	759,846	-	823,008	-	808,259

Total Operating Expenses	2,496,425	2,328,628	1,893,369	1,749,023	3,528,842	3,421,745

Loss from Operations	(2,596,788)	(1,568,782)	(1,471,517)	(926,015)	(4,639,138)	(2,613,486)

Net Loss	(2,534,598)	(1,506,786)	(1,467,778)	(922,581)	(4,371,050)	(2,345,700)

Net Loss attributable to Non-controlling Interest	1,219,259	191,447	545,735	538	2,030,026	4,676

Net Loss attributable to U.S. Geothermal Inc.	(1,315,339)	(1,315,339)	(922,043)	(922,043)	(2,341,024)	(2,341,024)